SIGNIFICANT ACCOUNTING POLICIES - Schedule of Components of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,837,959	$ 2,588,484	$ 2,257,266
Other comprehensive (loss) income before reclassifications	(79,124)	(15,746)	21,201
Amounts reclassified from accumulated other comprehensive income (loss)	7,608	(7,331)	(4,564)
Total other comprehensive income (loss)	(71,516)	(23,077)	16,637
Ending balance	3,055,423	2,837,959	2,588,484
Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(39,739)	(16,662)	(33,299)
Ending balance	(111,255)	(39,739)	(16,662)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,486)	13,285	4,131
Other comprehensive (loss) income before reclassifications	(33,319)	(13,368)	11,249
Amounts reclassified from accumulated other comprehensive income (loss)	419	(1,403)	(2,095)
Total other comprehensive income (loss)	(32,900)	(14,771)	9,154
Ending balance	(34,386)	(1,486)	13,285
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,932	4,836	2,351
Other comprehensive (loss) income before reclassifications	(18,223)	5,024	4,954
Amounts reclassified from accumulated other comprehensive income (loss)	7,189	(5,928)	(2,469)
Total other comprehensive income (loss)	(11,034)	(904)	2,485
Ending balance	(7,102)	3,932	4,836
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(42,185)	(34,783)	(39,781)
Other comprehensive (loss) income before reclassifications	(27,582)	(7,402)	4,998
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Total other comprehensive income (loss)	(27,582)	(7,402)	4,998
Ending balance	$ (69,767)	$ (42,185)	$ (34,783)